(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       13   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              14   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    40   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            41


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5    PAST 10
                                        YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class A    18.80%   138.51%   245.54%

Advisor Equity Income Fund - Class A    12.56%   125.98%   227.40%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)           27.86%   130.90%   310.22%

Equity Income Funds Average             22.28%   105.93%   207.73%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 156 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class A    18.80%   18.99%   13.20%

Advisor Equity Income Fund - Class A    12.56%   17.71%   12.59%
 (incl. max. 5.25% sales charge)

S&P 500                                 27.86%   18.21%   15.16%

Equity Income Funds Average             22.28%   15.43%   11.62%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER TEN YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 164953 S00000000000001
             FA Equity Income -CL A      SP Standard & Poor 500
             00246                       SP001
  1986/11/30       9475.00                    10000.00
  1986/12/31       9328.05                     9745.00
  1987/01/31      10244.47                    11057.65
  1987/02/28      10552.34                    11494.43
  1987/03/31      10745.61                    11826.62
  1987/04/30      10605.75                    11721.36
  1987/05/31      10551.16                    11823.34
  1987/06/30      10856.20                    12420.42
  1987/07/31      11170.64                    13050.13
  1987/08/31      11478.53                    13536.90
  1987/09/30      11209.00                    13240.44
  1987/10/31       9177.52                    10388.45
  1987/11/30       8785.46                     9532.44
  1987/12/31       9119.35                    10257.86
  1988/01/31       9743.06                    10689.72
  1988/02/29      10218.33                    11187.86
  1988/03/31      10084.63                    10842.15
  1988/04/30      10228.70                    10962.50
  1988/05/31      10354.27                    11057.87
  1988/06/30      10946.77                    11565.43
  1988/07/31      10927.22                    11521.48
  1988/08/31      10711.04                    11129.75
  1988/09/30      11027.52                    11603.88
  1988/10/31      11226.39                    11926.47
  1988/11/30      11156.48                    11755.92
  1988/12/31      11237.43                    11961.65
  1989/01/31      11957.52                    12837.24
  1989/02/28      11855.58                    12517.59
  1989/03/31      12091.26                    12809.25
  1989/04/30      12534.12                    13474.05
  1989/05/31      12834.03                    14019.75
  1989/06/30      12885.95                    13939.84
  1989/07/31      13699.80                    15198.61
  1989/08/31      13877.99                    15496.50
  1989/09/30      13698.99                    15432.96
  1989/10/31      12947.93                    15074.92
  1989/11/30      13118.01                    15382.45
  1989/12/31      13309.03                    15751.63
  1990/01/31      12467.45                    14694.69
  1990/02/28      12489.71                    14884.25
  1990/03/31      12489.71                    15278.69
  1990/04/30      12006.31                    14896.72
  1990/05/31      12796.94                    16349.15
  1990/06/30      12740.22                    16237.98
  1990/07/31      12534.91                    16186.01
  1990/08/31      11583.04                    14722.80
  1990/09/30      10707.11                    14005.80
  1990/10/31      10463.77                    13945.57
  1990/11/30      11162.90                    14846.46
  1990/12/31      11408.66                    15260.67
  1991/01/31      11989.16                    15926.04
  1991/02/28      12846.38                    17064.75
  1991/03/31      13051.40                    17477.72
  1991/04/30      13051.09                    17519.66
  1991/05/31      13765.83                    18276.51
  1991/06/30      13134.01                    17439.45
  1991/07/31      13852.79                    18252.13
  1991/08/31      14146.18                    18684.70
  1991/09/30      14072.89                    18372.67
  1991/10/31      14307.36                    18618.86
  1991/11/30      13727.17                    17868.52
  1991/12/31      14809.55                    19912.68
  1992/01/31      14958.64                    19542.31
  1992/02/29      15420.80                    19796.35
  1992/03/31      15170.26                    19410.33
  1992/04/30      15710.95                    19980.99
  1992/05/31      15849.64                    20078.90
  1992/06/30      15673.17                    19779.72
  1992/07/31      16080.27                    20588.71
  1992/08/31      15698.51                    20166.64
  1992/09/30      15801.11                    20404.61
  1992/10/31      16006.39                    20476.03
  1992/11/30      16571.42                    21174.26
  1992/12/31      16984.10                    21434.70
  1993/01/31      17513.78                    21614.75
  1993/02/28      17967.24                    21908.71
  1993/03/31      18550.78                    22370.99
  1993/04/30      18459.85                    21829.61
  1993/05/31      18746.51                    22414.64
  1993/06/30      18929.72                    22479.65
  1993/07/31      19191.83                    22389.73
  1993/08/31      19861.59                    23238.30
  1993/09/30      19729.97                    23059.36
  1993/10/31      19966.89                    23536.69
  1993/11/30      19558.86                    23313.09
  1993/12/31      20045.86                    23595.18
  1994/01/31      20967.20                    24397.42
  1994/02/28      20414.40                    23736.25
  1994/03/31      19540.22                    22701.35
  1994/04/30      20214.94                    22991.92
  1994/05/31      20347.23                    23368.99
  1994/06/30      20213.09                    22796.45
  1994/07/31      20904.13                    23544.18
  1994/08/31      21980.57                    24509.49
  1994/09/30      21607.40                    23909.00
  1994/10/31      22034.21                    24446.96
  1994/11/30      21287.29                    23556.60
  1994/12/31      21340.64                    23905.94
  1995/01/31      21667.91                    24525.82
  1995/02/28      22431.54                    25481.60
  1995/03/31      23155.97                    26233.56
  1995/04/30      23773.28                    27006.14
  1995/05/31      24431.75                    28085.57
  1995/06/30      24775.34                    28738.00
  1995/07/31      25670.50                    29690.95
  1995/08/31      25973.48                    29765.47
  1995/09/30      26771.90                    31021.58
  1995/10/31      26467.99                    30910.83
  1995/11/30      27559.31                    32267.82
  1995/12/31      28286.41                    32889.29
  1996/01/31      29124.89                    34008.85
  1996/02/29      29224.34                    34324.11
  1996/03/31      29438.01                    34654.65
  1996/04/30      29637.68                    35165.46
  1996/05/31      29865.88                    36072.38
  1996/06/30      29694.98                    36209.81
  1996/07/31      28579.27                    34610.06
  1996/08/31      29122.82                    35339.99
  1996/09/30      30153.05                    37328.92
  1996/10/31      30756.68                    38358.45
  1996/11/29      32740.06                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 164956 R00000000000123

$10,000 OVER TEN YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on November 30, 1986, and the current maximum 5.25% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $32,740
- a 227.40% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five and past 10 year total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5    PAST 10
                                        YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class T    18.89%   138.69%   245.80%

Advisor Equity Income Fund - Class T    14.73%   130.33%   233.70%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)           27.86%   130.90%   310.22%

Equity Income Funds Average             22.28%   105.93%   207.73%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 156 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class T    18.89%   19.01%   13.21%

Advisor Equity Income Fund - Class T    14.73%   18.16%   12.81%
 (incl. max. 3.50% sales charge)

S&P 500                                 27.86%   18.21%   15.16%

Equity Income Funds Average             22.28%   15.43%   11.62%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER TEN YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961210 090228 S00000000000001
             FA Equity Income -CL T      SP Standard & Poor 500
             00280                       SP001
  1986/11/30       9650.00                    10000.00
  1986/12/31       9500.34                     9745.00
  1987/01/31      10433.68                    11057.65
  1987/02/28      10747.24                    11494.43
  1987/03/31      10944.07                    11826.62
  1987/04/30      10801.63                    11721.36
  1987/05/31      10746.04                    11823.34
  1987/06/30      11056.71                    12420.42
  1987/07/31      11376.96                    13050.13
  1987/08/31      11690.53                    13536.90
  1987/09/30      11416.03                    13240.44
  1987/10/31       9347.03                    10388.45
  1987/11/30       8947.72                     9532.44
  1987/12/31       9287.78                    10257.86
  1988/01/31       9923.01                    10689.72
  1988/02/29      10407.06                    11187.86
  1988/03/31      10270.89                    10842.15
  1988/04/30      10417.62                    10962.50
  1988/05/31      10545.50                    11057.87
  1988/06/30      11148.95                    11565.43
  1988/07/31      11129.04                    11521.48
  1988/08/31      10908.87                    11129.75
  1988/09/30      11231.20                    11603.88
  1988/10/31      11433.74                    11926.47
  1988/11/30      11362.54                    11755.92
  1988/12/31      11444.98                    11961.65
  1989/01/31      12178.37                    12837.24
  1989/02/28      12074.55                    12517.59
  1989/03/31      12314.58                    12809.25
  1989/04/30      12765.63                    13474.05
  1989/05/31      13071.07                    14019.75
  1989/06/30      13123.95                    13939.84
  1989/07/31      13952.83                    15198.61
  1989/08/31      14134.31                    15496.50
  1989/09/30      13952.00                    15432.96
  1989/10/31      13187.07                    15074.92
  1989/11/30      13360.30                    15382.45
  1989/12/31      13554.84                    15751.63
  1990/01/31      12697.72                    14694.69
  1990/02/28      12720.39                    14884.25
  1990/03/31      12720.39                    15278.69
  1990/04/30      12228.06                    14896.72
  1990/05/31      13033.30                    16349.15
  1990/06/30      12975.52                    16237.98
  1990/07/31      12766.43                    16186.01
  1990/08/31      11796.98                    14722.80
  1990/09/30      10904.87                    14005.80
  1990/10/31      10657.03                    13945.57
  1990/11/30      11369.08                    14846.46
  1990/12/31      11619.37                    15260.67
  1991/01/31      12210.60                    15926.04
  1991/02/28      13083.65                    17064.75
  1991/03/31      13292.45                    17477.72
  1991/04/30      13292.14                    17519.66
  1991/05/31      14020.08                    18276.51
  1991/06/30      13376.59                    17439.45
  1991/07/31      14108.64                    18252.13
  1991/08/31      14407.46                    18684.70
  1991/09/30      14332.81                    18372.67
  1991/10/31      14571.62                    18618.86
  1991/11/30      13980.71                    17868.52
  1991/12/31      15083.08                    19912.68
  1992/01/31      15234.93                    19542.31
  1992/02/29      15705.62                    19796.35
  1992/03/31      15450.45                    19410.33
  1992/04/30      16001.13                    19980.99
  1992/05/31      16142.38                    20078.90
  1992/06/30      15962.65                    19779.72
  1992/07/31      16377.27                    20588.71
  1992/08/31      15988.46                    20166.64
  1992/09/30      16092.95                    20404.61
  1992/10/31      16302.02                    20476.03
  1992/11/30      16877.49                    21174.26
  1992/12/31      17297.79                    21434.70
  1993/01/31      17837.25                    21614.75
  1993/02/28      18299.09                    21908.71
  1993/03/31      18893.41                    22370.99
  1993/04/30      18800.79                    21829.61
  1993/05/31      19092.75                    22414.64
  1993/06/30      19279.34                    22479.65
  1993/07/31      19546.29                    22389.73
  1993/08/31      20228.43                    23238.30
  1993/09/30      20094.37                    23059.36
  1993/10/31      20335.67                    23536.69
  1993/11/30      19920.11                    23313.09
  1993/12/31      20416.10                    23595.18
  1994/01/31      21354.46                    24397.42
  1994/02/28      20791.44                    23736.25
  1994/03/31      19901.13                    22701.35
  1994/04/30      20588.30                    22991.92
  1994/05/31      20723.04                    23368.99
  1994/06/30      20586.42                    22796.45
  1994/07/31      21290.23                    23544.18
  1994/08/31      22386.54                    24509.49
  1994/09/30      22006.48                    23909.00
  1994/10/31      22441.18                    24446.96
  1994/11/30      21680.46                    23556.60
  1994/12/31      21734.80                    23905.94
  1995/01/31      22068.11                    24525.82
  1995/02/28      22845.84                    25481.60
  1995/03/31      23583.66                    26233.56
  1995/04/30      24212.37                    27006.14
  1995/05/31      24882.99                    28085.57
  1995/06/30      25232.93                    28738.00
  1995/07/31      26144.63                    29690.95
  1995/08/31      26453.20                    29765.47
  1995/09/30      27266.37                    31021.58
  1995/10/31      26956.85                    30910.83
  1995/11/30      28068.32                    32267.82
  1995/12/31      28808.85                    32889.29
  1996/01/31      29662.82                    34008.85
  1996/02/29      29764.11                    34324.11
  1996/03/31      29981.71                    34654.65
  1996/04/30      30185.08                    35165.46
  1996/05/31      30417.50                    36072.38
  1996/06/30      30243.44                    36209.81
  1996/07/31      29107.12                    34610.06
  1996/08/31      29660.71                    35339.99
  1996/09/30      30724.43                    37328.92
  1996/10/31      31352.95                    38358.45
  1996/11/29      33370.06                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961210 090231 R00000000000123

$10,000 OVER TEN YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on November 30, 1986, and the current maximum 3.50% sales charge was paid. As the chart shows, by November 30, 1996, the value of the investment would have grown to $33,370
- a 233.70% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T's prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1    PAST 5    PAST 10
                                              YEAR      YEARS     YEARS

Advisor Equity Income Fund - Class B          18.22%    136.23%   242.25%

Advisor Equity Income Fund - Class B          13.22%    134.23%   242.25%
 (incl. contingent deferred sales charge) 1

S&P 500(registered trademark)                 27.86%    130.90%   310.22%

Equity Income Funds Average                   22.28%    105.93%   207.73%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 156 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996               PAST 1    PAST 5    PAST 10
                                              YEAR      YEARS     YEARS

Advisor Equity Income Fund - Class B          18.22%    18.76%    13.09%

Advisor Equity Income Fund - Class B          13.22%    18.56%    13.09%
 (incl. contingent deferred sales charge) 1

S&P 500                                       27.86%    18.21%    15.16%

Equity Income Funds Average                   22.28%    15.43%    11.62%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.

1 HAD CLASS B'S CONTINGENT DEFERRED SALES CHARGE SCALE PRIOR TO JANUARY 2, 1997 BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 14.22% AND 14.22%, 135.23% AND 18.66%, AND 242.25% AND 13.09%, RESPECTIVELY.
$10,000 OVER TEN YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 165145 S00000000000001
             FA Equity Income -CL B      SP Standard & Poor 500
             00180                       SP001
  1986/11/30      10000.00                    10000.00
  1986/12/31       9844.91                     9745.00
  1987/01/31      10812.10                    11057.65
  1987/02/28      11137.03                    11494.43
  1987/03/31      11341.01                    11826.62
  1987/04/30      11193.40                    11721.36
  1987/05/31      11135.79                    11823.34
  1987/06/30      11457.73                    12420.42
  1987/07/31      11789.60                    13050.13
  1987/08/31      12114.54                    13536.90
  1987/09/30      11830.08                    13240.44
  1987/10/31       9686.04                    10388.45
  1987/11/30       9272.25                     9532.44
  1987/12/31       9624.65                    10257.86
  1988/01/31      10282.91                    10689.72
  1988/02/29      10784.52                    11187.86
  1988/03/31      10643.41                    10842.15
  1988/04/30      10795.46                    10962.50
  1988/05/31      10927.98                    11057.87
  1988/06/30      11553.32                    11565.43
  1988/07/31      11532.69                    11521.48
  1988/08/31      11304.52                    11129.75
  1988/09/30      11638.54                    11603.88
  1988/10/31      11848.44                    11926.47
  1988/11/30      11774.65                    11755.92
  1988/12/31      11860.09                    11961.65
  1989/01/31      12620.08                    12837.24
  1989/02/28      12512.49                    12517.59
  1989/03/31      12761.22                    12809.25
  1989/04/30      13228.63                    13474.05
  1989/05/31      13545.15                    14019.75
  1989/06/30      13599.95                    13939.84
  1989/07/31      14458.89                    15198.61
  1989/08/31      14646.96                    15496.50
  1989/09/30      14458.04                    15432.96
  1989/10/31      13665.36                    15074.92
  1989/11/30      13844.87                    15382.45
  1989/12/31      14046.47                    15751.63
  1990/01/31      13158.25                    14694.69
  1990/02/28      13181.75                    14884.25
  1990/03/31      13181.75                    15278.69
  1990/04/30      12671.57                    14896.72
  1990/05/31      13506.01                    16349.15
  1990/06/30      13446.14                    16237.98
  1990/07/31      13229.46                    16186.01
  1990/08/31      12224.84                    14722.80
  1990/09/30      11300.38                    14005.80
  1990/10/31      11043.55                    13945.57
  1990/11/30      11781.43                    14846.46
  1990/12/31      12040.80                    15260.67
  1991/01/31      12653.47                    15926.04
  1991/02/28      13558.19                    17064.75
  1991/03/31      13774.56                    17477.72
  1991/04/30      13774.24                    17519.66
  1991/05/31      14528.58                    18276.51
  1991/06/30      13861.75                    17439.45
  1991/07/31      14620.36                    18252.13
  1991/08/31      14930.01                    18684.70
  1991/09/30      14852.65                    18372.67
  1991/10/31      15100.12                    18618.86
  1991/11/30      14487.78                    17868.52
  1991/12/31      15630.13                    19912.68
  1992/01/31      15787.49                    19542.31
  1992/02/29      16275.25                    19796.35
  1992/03/31      16010.83                    19410.33
  1992/04/30      16581.48                    19980.99
  1992/05/31      16727.86                    20078.90
  1992/06/30      16541.61                    19779.72
  1992/07/31      16971.26                    20588.71
  1992/08/31      16568.35                    20166.64
  1992/09/30      16676.63                    20404.61
  1992/10/31      16893.29                    20476.03
  1992/11/30      17489.63                    21174.26
  1992/12/31      17925.17                    21434.70
  1993/01/31      18484.20                    21614.75
  1993/02/28      18962.78                    21908.71
  1993/03/31      19578.66                    22370.99
  1993/04/30      19482.69                    21829.61
  1993/05/31      19785.24                    22414.64
  1993/06/30      19978.59                    22479.65
  1993/07/31      20255.23                    22389.73
  1993/08/31      20962.10                    23238.30
  1993/09/30      20823.19                    23059.36
  1993/10/31      21073.23                    23536.69
  1993/11/30      20642.60                    23313.09
  1993/12/31      21156.58                    23595.18
  1994/01/31      22128.98                    24397.42
  1994/02/28      21545.54                    23736.25
  1994/03/31      20622.93                    22701.35
  1994/04/30      21335.03                    22991.92
  1994/05/31      21474.65                    23368.99
  1994/06/30      21333.07                    22796.45
  1994/07/31      22062.41                    23544.18
  1994/08/31      23212.52                    24509.49
  1994/09/30      22818.54                    23909.00
  1994/10/31      23241.11                    24446.96
  1994/11/30      22452.32                    23556.60
  1994/12/31      22508.97                    23905.94
  1995/01/31      22825.59                    24525.82
  1995/02/28      23617.14                    25481.60
  1995/03/31      24396.02                    26233.56
  1995/04/30      25032.69                    27006.14
  1995/05/31      25712.77                    28085.57
  1995/06/30      26060.58                    28738.00
  1995/07/31      27004.28                    29690.95
  1995/08/31      27309.16                    29765.47
  1995/09/30      28136.47                    31021.58
  1995/10/31      27801.86                    30910.83
  1995/11/30      28951.18                    32267.82
  1995/12/31      29702.02                    32889.29
  1996/01/31      30554.34                    34008.85
  1996/02/29      30658.98                    34324.11
  1996/03/31      30868.65                    34654.65
  1996/04/30      31063.55                    35165.46
  1996/05/31      31288.43                    36072.38
  1996/06/30      31093.68                    36209.81
  1996/07/31      29907.01                    34610.06
  1996/08/31      30477.81                    35339.99
  1996/09/30      31544.49                    37328.92
  1996/10/31      32176.88                    38358.45
  1996/11/29      34224.64                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 165149 R00000000000123

$10,000 OVER TEN YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $34,225 - a 242.25% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, BOB?
A. On a risk-adjusted basis, I think it did pretty well. On an absolute basis, however, it underperformed the market. For the year that ended November 30, 1996, the fund's Class A, Class T and Class B shares had total returns of 18.80%, 18.89% and 18.22%, respectively. Additionally, for the same period, the Standard & Poor's 500 Index returned 27.86% and the return of the equity income funds average, according to Lipper Analytical Services, was 22.28%. The fund's underperformance in the past year reflects the underperformance of many interest-rate-sensitive stocks in the early part of 1996 when interest rates rose unexpectedly.
Q. WHAT DO YOU MEAN BY A "RISK-ADJUSTED BASIS"?
A. That means looking at the fund's return relative to the amount of volatility it had. During the period, I was able to bring the fund's volatility to relatively lower levels.
Q. HOW DOES THE CONCEPT OF RISK VERSUS REWARD PLAY INTO HOW YOU EVALUATE
STOCKS?
A. When I look at a stock, I develop a valuation range that I think the stock should trade in. If the stock trades at the high end of that valuation range, as many of the stocks in the S&P 500 currently do, I don't believe there is enough incremental return in the stock to justify the risk that its price may fall from its lofty peaks - and, therefore, I will sell it or I won't buy it. So the ideal situation would be to find stocks with low volatility and a good valuation risk/reward.
Q. WHAT WERE SOME MAJOR CHANGES YOU MADE SINCE YOU BEGAN MANAGING THE FUND IN MARCH?
A. I made the fund's finance position less interest rate sensitive. Contrary to popular belief, not all financial stocks move in lockstep with the market's interest rate outlook. I also increased the fund's holdings in American Express because the company has shown it can gain market share on Visa and Mastercard. I also bought some insurance company stocks because many of these companies appeared undervalued.
Q. YOUR FAITH IN IBM SEEMS TO HAVE PAID OFF . . .
A. It certainly has. Early in the year, the stock traded at beaten-down levels of below $100. Since then, Big Blue has been one of the top performing stocks in the market on the momentum of improving fundamentals and the market's belief in IBM's "one-stop shopping" approach to corporate technology.
Q. WHAT'S BEEN THE STORY BEHIND THE FUND'S ENERGY POSITION?
A. Energy stocks have performed very well as their businesses have improved with the rising price of oil. I've gradually begun cutting back on some of these stocks as many of them have reached the upper end of their historical valuation ranges. Additionally, one must consider some of the variables that determine energy demand. If we have a warm winter, demand for oil and natural gas may slump.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. Sure. Silicon Graphics, a workstation producer, hasn't worked out as well as I would have liked. The company recently ran into some roadblocks in the midst of the launch of several new products. The poor execution of the roll-out of these products has been somewhat frustrating.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. I will continue to strive to increase the stability of the fund, as downside risk and volatility are both key considerations in all my investment decisions. As a value investor, shareholders can expect me to look for opportunities in the market where
I find the best risk/reward tradeoff. I won't just invest in a sector that might be in vogue for the time being.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield which exceeds the
composite dividend of the
S&P 500, while considering
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1996, more than $2.5 billion
MANAGER: Robert Chow,
since March 1996; joined
Fidelity in 1989
(checkmark)
BOB CHOW ON FINDING VALUE IN
A HIGH-FLYING MARKET:
"A lot of people ask me how,
as a value investor, can I find
undervalued companies in
such an overvalued market?
Good question. I think what
shareholders should keep in
mind is that not all sectors and
individual stocks move up
with the general market. For
example, take IBM. It's doing
well as of the end of the
period, but when I was
acquiring more of it earlier in
the year it was a very
controversial position. Few
analysts were excited about
it. Later on, however, as The
Wall Street Journal reported,
the market has been
"panicking in" to IBM while I
had been in it all along.
Another example is the retail
sector. The market was
worried this past summer that
Christmas was going to be
disappointing. How could
anyone know? In my book,
this was a definite valuation
opportunity."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                               % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE STOCKS
                                              6 MONTHS AGO

British Petroleum PLC ADR               2.6            2.3

International Business Machines Corp.   2.5            2.1

Wal-Mart Stores, Inc.                   2.4            2.2

American Express Co.                    2.3            2.1

Philip Morris Companies, Inc.           2.2            3.2

General Re Corp.                        1.9            1.9

Allstate Corp. exchangeable $2.30       1.7            1.3

General Motors Corp.                    1.4            1.3

du pont (E.I.) de Nemours & Co.         1.3            1.5

Federal National Mortgage Association   1.3            1.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            18.5           16.9

Durables           8.1            9.9

Energy             7.9            7.9

Technology         7.0            7.7

Basic Industries   6.7            7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 36.5
Row: 1, Col: 5, Value: 50.0
Stocks 89.8%
Bonds 2.4%
Convertible
securities 1.7%
Short-term
investments 6.1%
FOREIGN
INVESTMENTS 3.3%
Stocks  86.5%
Bonds 2.0%
Convertible
securities 2.1%
Short-term
investments 9.4%
FOREIGN
INVESTMENTS 3.6%
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 45.0
Row: 1, Col: 5, Value: 44.8
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.5%
 SHARES VALUE (NOTE 1)
   (000S)
AEROSPACE & DEFENSE - 2.6%
AEROSPACE & DEFENSE - 1.7%
Alliant Techsystems, Inc. (a)  100,000 $ 5,363
Boeing Co.   80,000  7,950
Lockheed Martin Corp.   170,000  15,405
McDonnell Douglas Corp.   100,000  5,288
Rockwell International Corp.   130,000  8,353
  42,359
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  120,000  5,610
Raytheon Co.   160,000  8,180
  13,790
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   140,000  10,325
TOTAL AEROSPACE & DEFENSE   66,474
BASIC INDUSTRIES - 6.7%
CHEMICALS & PLASTICS - 3.6%
Dow Chemical Co.   50,000  4,188
du Pont (E.I.) de Nemours & Co.   350,000  32,987
Great Lakes Chemical Corp.   80,000  4,290
Monsanto Co.   200,000  7,950
Raychem Corp.   100,000  8,525
Union Carbide Corp.   420,000  19,371
Valspar Corp.   170,000  9,754
Witco Corp.   130,000  3,949
  91,014
IRON & STEEL - 0.4%
Armco, Inc. (a)  325,000  1,463
Nucor Corp.   150,000  8,156
  9,619
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   100,000  3,527
Aluminum Co. of America  220,000  13,998
  17,525
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.6%
Crown Cork & Seal Co., Inc.   140,000 $ 7,420
Tupperware Corp.   150,000  7,950
  15,370
PAPER & FOREST PRODUCTS - 1.4%
Champion International Corp.   200,000  8,600
Chesapeake Corp.   330,000  10,065
Consolidated Papers, Inc.   80,000  3,970
MacMillan Bloedel Ltd.   337,600  4,816
Mead Corp.   100,000  5,925
Pentair, Inc.   120,000  3,480
  36,856
TOTAL BASIC INDUSTRIES   170,384
CONGLOMERATES - 1.6%
AlliedSignal, Inc.   140,000  10,255
Tyco International Ltd.   330,000  18,068
United Technologies Corp.   60,000  8,415
Whitman Corp.   150,000  3,450
  40,188
CONSTRUCTION & REAL ESTATE - 3.7%
BUILDING MATERIALS - 2.0%
CalMat Co.   400,000  7,300
Masco Corp.   720,000  26,280
Sherwin-Williams Co.   250,000  14,188
York International Corp.   80,000  4,200
  51,968
CONSTRUCTION - 0.7%
Centex Corp.   230,000  8,280
Lennar Corp.   350,000  9,100
  17,380
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Beacon Properties Corp.   180,000  5,692
Duke Realty Investors, Inc.   111,836  4,012
Felcor Suite Hotels, Inc.   100,000  3,563
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Highwoods Properties, Inc.   180,000 $ 5,535
Public Storage, Inc.   250,000  6,343
  25,145
TOTAL CONSTRUCTION & REAL ESTATE   94,493
DURABLES - 7.9%
AUTOS, TIRES, & ACCESSORIES - 5.0%
Chrysler Corp.   410,000  14,555
Cummins Engine Co., Inc.   180,000  8,145
Eaton Corp.   140,000  9,695
Echlin, Inc.   750,000  25,219
General Motors Corp.   620,000  35,727
Modine Manufacturing Co.   310,000  7,711
PACCAR, Inc.   200,000  13,300
Snap-on Tools Corp.   320,000  11,600
  125,952
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   180,000  15,075
CONSUMER ELECTRONICS - 0.9%
Black & Decker Corp.   70,000  2,651
Maytag Co.   950,000  18,169
Whirlpool Corp.   30,000  1,500
  22,320
HOME FURNISHINGS - 0.6%
Heilig-Meyers Co.   200,000  2,775
Leggett & Platt, Inc.   420,000  12,863
  15,638
TEXTILES & APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  250,000  8,906
Russell Corp.   262,000  7,533
Westpoint Stevens, Inc. Class A (a)  130,000  3,900
  20,339
TOTAL DURABLES   199,324
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
ENERGY - 7.6%
ENERGY SERVICES - 1.7%
Baker Hughes, Inc.   302,200 $ 11,068
Schlumberger Ltd.   130,000  13,520
Western Atlas, Inc. (a)  270,000  19,035
  43,623
OIL & GAS - 5.9%
Amerada Hess Corp.   320,000  18,840
Atlantic Richfield Co.   30,000  4,174
British Petroleum PLC ADR  470,000  65,212
Burlington Resources, Inc.   500,000  26,500
Enron Oil & Gas Co.   150,000  3,994
Occidental Petroleum Corp.   500,000  12,000
Royal Dutch Petroleum Co. ADR  100,000  16,988
  147,708
TOTAL ENERGY   191,331
FINANCE - 16.8%
BANKS - 3.6%
Banc One Corp.   40,000  1,905
Bank of New York Co., Inc.   580,000  20,807
BankAmerica Corp.   160,000  16,480
Chase Manhattan Corp.   90,000  8,505
Citicorp  200,000  21,850
Fleet Financial Group, Inc.   218,600  12,105
NationsBank Corp.   80,000  8,290
  89,942
CREDIT & OTHER FINANCE - 3.9%
American Express Co.   1,109,300  57,960
Associates First Capital Corp.   140,000  6,773
Beneficial Corp.   40,000  2,485
Household International, Inc.   220,000  20,845
Mercury Finance Co.   750,000  8,719
Transamerica Corp.   30,000  2,381
  99,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  260,000 $ 29,705
Federal National Mortgage Association  780,000  32,175
Student Loan Marketing Association  90,000  8,651
  70,531
INSURANCE - 5.8%
Aetna, Inc.   60,000  4,328
Allstate Corp.   420,000  25,304
Berkley (W.R.) Corp.   100,000  5,250
CIGNA Corp.   30,000  4,241
Chubb Corp. (The)  90,000  4,883
Cincinnati Financial Corp.   40,000  2,410
General Re Corp.   280,000  47,250
ITT Hartford Group, Inc.   140,000  9,573
Loews Corp.   170,000  15,768
NY Magic, Inc.   43,800  788
PXRE Corp.   242,400  5,848
Provident Companies, Inc.   320,000  13,400
Transnational Re Corp. Class A  262,506  6,595
  145,638
SECURITIES INDUSTRY - 0.7%
Lehman Brothers Holdings, Inc.   620,000  18,058
TOTAL FINANCE   423,332
HEALTH - 3.7%
DRUGS & PHARMACEUTICALS - 2.2%
Bristol-Myers Squibb Co.   200,000  22,749
Merck & Co., Inc.   80,000  6,640
Pharmacia & Upjohn, Inc.   210,000  8,111
Schering-Plough Corp.   230,000  16,388
Sigma Aldrich Corp.   10,000  625
  54,513
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp. (a)  167,800  3,796
Biomet, Inc.   400,000  6,600
Pall Corp.   220,000  5,748
  16,144
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   230,000 $ 9,200
Tenet Healthcare Corp. (a)  570,000  12,754
  21,954
TOTAL HEALTH   92,611
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.0%
Amphenol Corp. Class A (a)  230,000  4,916
Duracell International, Inc.   170,000  11,326
Emerson Electric Co.   90,000  8,831
General Electric Co.   190,000  19,760
Scientific-Atlanta, Inc.   300,000  4,650
  49,483
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Caterpillar, Inc.   110,000  8,704
Cooper Industries, Inc.   70,000  2,905
Deere & Co.   90,000  4,016
Detroit Diesel Corp. (a)  100,000  1,975
IDEX Corp.   100,000  3,938
Ingersoll-Rand Co.   220,000  10,230
  31,768
POLLUTION CONTROL - 1.8%
Browning-Ferris Industries, Inc.   580,000  15,588
WMX Technologies, Inc.   830,000  29,880
  45,468
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   126,719
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.1%
Viacom, Inc. Class B (non-vtg.) (a)  90,000  3,398
ENTERTAINMENT - 0.2%
Carmike Cinemas, Inc. Class A (a)  50,000  1,363
Disney (Walt) Co.   40,000  2,950
  4,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Fleetwood Enterprises, Inc.   50,000 $ 1,525
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  90,000  3,285
ITT Corp. (a)  260,000  11,992
  15,277
PUBLISHING - 1.4%
ACNielsen Corp.   161,000  2,797
Cognizant Corp. (a)  350,000  12,075
Dun & Bradstreet Corp.   360,000  8,145
Knight-Ridder, Inc.   120,000  5,040
Times Mirror Co. Class A  150,000  7,856
  35,913
RESTAURANTS - 0.0%
Uno Restaurant Corp. (a)  100,000  688
TOTAL MEDIA & LEISURE   61,114
NONDURABLES - 6.0%
BEVERAGES - 0.7%
Anheuser-Busch Companies, Inc.   220,000  9,323
Coors (Adolph) Co. Class B  150,000  2,981
PepsiCo, Inc.   200,000  5,975
  18,279
FOODS - 1.4%
Chock Full-O-Nuts Corp. (a)  221,400  1,024
General Mills, Inc.   150,000  9,525
Quaker Oats Co.   160,000  6,300
Sysco Corp.   550,000  18,769
  35,618
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   220,000  4,950
Clorox Co.   40,000  4,170
First Brands Corp.   360,000  10,305
Procter & Gamble Co.   60,000  6,525
Tambrands, Inc.   30,000  1,283
  27,233
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
NONDURABLES - CONTINUED
TOBACCO - 2.8%
Philip Morris Companies, Inc.   550,000 $ 56,718
RJR Nabisco Holdings Corp.   270,000  8,640
Schweitzer-Mauduit International, Inc.   170,000  5,610
  70,968
TOTAL NONDURABLES   152,098
PRECIOUS METALS - 0.7%
Newmont Mining Corp.   320,000  15,319
Santa Fe Pacific Gold Corp.   200,000  2,300
  17,619
RETAIL & WHOLESALE - 5.6%
DRUG STORES - 0.2%
Revco (D.S.), Inc. (a)  150,000  5,175
GENERAL MERCHANDISE STORES - 3.4%
Dillard Department Stores, Inc. Class A  260,000  7,963
May Department Stores Co. (The)  100,000  4,875
Nordstrom, Inc.   100,000  4,350
Sears, Roebuck & Co.   180,000  8,955
Wal-Mart Stores, Inc.   2,370,000  60,435
  86,578
GROCERY STORES - 0.7%
Albertson's, Inc.   160,000  5,580
Food Lion, Inc. Class B  400,000  3,575
Great Atlantic & Pacific Tea Co., Inc.   80,000  2,620
Vons Companies, Inc. (a)  100,000  5,263
  17,038
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Best Buy Co., Inc. (a)  300,000  3,788
Fabri-Centers of America, Inc. Class B (non-vtg.) (a) 300,000 4,388 Home Depot, Inc. (The) 200,000 10,424
Office Depot, Inc. (a)  80,000  1,560
Tandy Corp.   50,000  2,106
Toys "R" Us, Inc. (a)  300,000  10,349
  32,615
TOTAL RETAIL & WHOLESALE   141,406
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
SERVICES - 0.7%
LEASING & RENTAL - 0.2%
GATX Corp.   100,000 $ 4,988
SERVICES - 0.5%
Block (H&R), Inc.   410,800  12,015
TOTAL SERVICES   17,003
TECHNOLOGY - 6.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Lucent Technologies, Inc.   70,000  3,588
COMPUTER SERVICES & SOFTWARE - 0.5%
Electronic Data Systems Corp.   80,000  3,870
Metromail Corp. (a)  240,000  5,550
Policy Management Systems Corp. (a)  100,000  4,000
  13,420
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Exabyte Corp. (a)  207,300  3,006
International Business Machines Corp.   400,000  63,749
Pitney Bowes, Inc.   390,000  23,010
Silicon Graphics, Inc. (a)   460,000  9,143
  98,908
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  100,000  3,813
KLA Instruments Corp. (a)   100,000  3,550
Teradyne, Inc. (a)  90,000  2,126
  9,489
ELECTRONICS - 1.7%
AMP, Inc.   310,000  11,858
Avnet, Inc.   140,000  8,190
Cypress Semiconductor Corp. (a)  120,000  1,470
Storage Technology Corp. (a)  30,000  1,496
Thomas & Betts Corp.   350,000  15,837
VLSI Technology, Inc. (a)  200,000  4,600
  43,451
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   50,000 $ 4,050
Imation Corp. (a)  77,400  2,341
  6,391
TOTAL TECHNOLOGY   175,247
TRANSPORTATION - 4.1%
AIR TRANSPORTATION - 0.8%
AMR Corp. (a)  120,000  10,950
Delta Air Lines, Inc.   100,000  7,525
Viad Corp.   100,000  1,575
  20,050
RAILROADS - 1.4%
Burlington Northern Santa Fe Corp.   200,000  17,975
CSX Corp.   380,000  17,765
  35,740
TRUCKING & FREIGHT - 1.9%
Arnold Industries, Inc.   900,000  14,287
Caliber System, Inc.   10,000  194
Consolidated Freightways, Inc.   500,000  12,063
Federal Express Corp. (a)  4,000  177
Hunt (J.B.) Transport Services, Inc.   170,000  2,380
Pittston Co. (Burlington Group)  260,000  5,103
USFreightways Corp.   320,000  8,300
Werner Enterprises, Inc.   330,000  5,321
  47,825
TOTAL TRANSPORTATION   103,615
UTILITIES - 4.5%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)   280,000  7,175
360 Degrees Communications Co. (a)  520,000  12,350
  19,525
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   190,000  7,885
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.4%
AT&T Corp.   200,000 $ 7,850
Ameritech Corp.   130,000  7,654
Bell Atlantic Corp.   250,000  15,719
MCI Communications Corp.   136,000  4,148
NYNEX Corp.   580,000  26,897
SBC Communications, Inc.   440,000  23,155
  85,423
TOTAL UTILITIES   112,833
TOTAL COMMON STOCKS
(Cost $1,761,108)   2,185,791
CONVERTIBLE PREFERRED STOCKS - 2.0%
ENERGY - 0.3%
OIL & GAS - 0.3%
Atlantic Richfield Co. exchangeable $2.23  80,000  1,800
Occidental Petroleum Corp. Indexed $3.00  70,000  4,585
  6,385
FINANCE - 1.7%
INSURANCE - 1.7%
Allstate Corp. exchangeable $2.30  860,000  42,570
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $40,310)   48,955
CORPORATE BONDS - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp.
6 1/2%, 10/1/02 (c)  Ba2 $ 2,000 $ 1,945
NONCONVERTIBLE BONDS - 0.3%
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  5,200  5,330
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Viacom, Inc. 8%, 7/7/06  B1  2,230  2,155
TOTAL NONCONVERTIBLE BONDS   7,485
TOTAL CORPORATE BONDS
(Cost $8,880)   9,430
U.S. TREASURY OBLIGATIONS - 1.7%
 7 7/8%, 11/15/04  Aaa  9,300  10,381
 7 1/4%, 2/15/23  Aaa  5,020  5,417
 6 1/4%, 8/15/23  Aaa  2,610  2,531
 7 1/2%, 11/15/24  Aaa  13,590  15,378
 7 5/8%, 2/15/25  Aaa  8,830  10,150
TOTAL TREASURY OBLIGATIONS
(Cost $43,613)   43,857
CASH EQUIVALENTS - 9.4%
 SHARES

Taxable Central Cash Fund (b)
(Cost $238,340)   238,340,000  238,340
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,092,251)  $ 2,526,373
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,945,000 or 0.1% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 1.7% AAA, AA, A 1.7%
Baa 0.0% BBB  0.0%
Ba 0.3% BB  0.4%
B 0.1% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $2,094,917,000. Net unrealized appreciation aggregated $431,456,000, of which $458,882,000 related to appreciated investment securities and $27,426,000 related to depreciated investment securities.
The fund hereby designates approximately $15,681,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $6,650,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS                                                                         $ 2,526,373
Investment in securities, at value (cost $2,092,251) -
 See accompanying schedule

Receivable for investments sold                                                 8,565

Receivable for fund shares sold                                                 3,651

Dividends receivable                                                            3,662

Interest receivable                                                             1,287

Other receivables                                                               198

Receivable from investment adviser for expense reductions                       5

 TOTAL ASSETS                                                                   2,543,741

LIABILITIES                                                          $ 3
Payable to custodian bank

Payable for investments purchased                                     18,683

Payable for fund shares redeemed                                      1,629

Accrued management fee                                                1,017

Distribution fees payable                                             1,078

Other payables and accrued expenses                                   717

 TOTAL LIABILITIES                                                              23,127

NET ASSETS                                                                     $ 2,520,614

Net Assets consist of:                                                         $ 2,010,429
Paid in capital

Undistributed net investment income                                             4,640

Accumulated undistributed net realized gain (loss) on                           71,425
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   434,120
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                     $ 2,520,614

CALCULATION OF MAXIMUM OFFERING PRICE                                           $22.78
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,306 (divided by) 145.1 shares)

Maximum offering price per share (100/94.75 of $22.78)                          $24.04

CLASS B:                                                                        $22.73
NET ASSET VALUE and offering price per share ($500,447
(divided by)
 22,016 shares) A

CLASS T:                                                                        $22.83
NET ASSET VALUE and redemption price per share
 ($1,672,994 (divided by) 73,296 shares)

Maximum offering price per share (100/96.50 of $22.83)                          $23.66

INSTITUTIONAL CLASS:                                                            $23.00
NET ASSET VALUE, offering price and redemption price per
 share ($343,867 (divided by) 14,951 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 40,074
Dividends

Interest                                                               15,251

 TOTAL INCOME                                                          55,325

EXPENSES

Management fee                                             $ 10,188

Transfer agent fees                                         1
Class A

 Class B                                                    887

 Class T                                                    2,670

 Institutional Class                                        437

Distribution fees                                           1
Class A

 Class B                                                    4,008

 Class T                                                    6,743

Accounting fees and expenses                                752

Non-interested trustees' compensation                       7

Custodian fees and expenses                                 57

Registration fees                                           14
Class A

 Class B                                                    108

 Class T                                                    252

 Institutional Class                                        57

Audit                                                       70

Legal                                                       19

Miscellaneous                                               80

 Total expenses before reductions                           26,351

 Expense reductions                                         (325)      26,026

NET INVESTMENT INCOME                                                  29,299

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      69,744

 Foreign currency transactions                              (2)        69,742

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      261,602

 Assets and liabilities in foreign currencies               (1)        261,601

NET GAIN (LOSS)                                                        331,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 360,642
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 29,299       $ 16,529
Net investment income

 Net realized gain (loss)                                  69,742         41,100

 Change in net unrealized appreciation (depreciation)      261,601        162,836

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           360,642        220,465
FROM OPERATIONS

Distributions to shareholders                              (4)            -
From net investment income
 Class A

  Class B                                                  (4,108)        (1,442)

  Class T                                                  (18,521)       (6,671)

  Institutional Class                                      (6,335)        (5,881)

 From net realized gain

  Class B                                                  (6,588)        (681)

  Class T                                                  (21,465)       (3,300)

  Institutional Class                                      (7,023)        (3,529)

 TOTAL DISTRIBUTIONS                                       (64,044)       (21,504)

Share transactions - net increase (decrease)               776,408        836,240

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,073,006      1,035,201

NET ASSETS

 Beginning of period                                       1,447,608      412,407

 End of period (including undistributed net investment    $ 2,520,614    $ 1,447,608
income of $4,640 and $4,024, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
                                                                      YEAR ENDED
                                                                      NOVEMBER 30,

                                                                      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 20.38

Income from Investment Operations

 Net investment income                                               .06 F

 Net realized and unrealized gain (loss)                             2.44

 Total from investment operations                                    2.50

Less Distributions

 From net investment income                                          (.10)

Net asset value, end of period                                      $ 22.78

TOTAL RETURN B, C                                                    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 3,306

Ratio of expenses to average net assets                              1.46% A, D
                                                                    , E

Ratio of expenses to average net assets after expense reductions     1.44% A, H

Ratio of net investment income to average net assets                 1.27% A

Portfolio turnover                                                   78%

Average commission rate I                                           $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED NOVEMBER 30,

                                                        1996        1995        1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 19.90     $ 15.94     $ 15.21

Income from Investment Operations

 Net investment income                                   .19 D       .26         .08 D

 Net realized and unrealized gain (loss)                 3.33        4.23        .72

 Total from investment operations                        3.52        4.49        .80

Less Distributions

 From net investment income                              (.23)       (.25)       (.07)

 From net realized gain                                  (.46)       (.28)       -

 Total distributions                                     (.69)       (.53)       (.07)

Net asset value, end of period                          $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                                        18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 500,447   $ 270,101   $ 35,373

Ratio of expenses to average net assets                  1.81%       1.85%       2.24% A

Ratio of expenses to average net assets after            1.79% F     1.84%       2.18% A
expense reductions                                                  F           , F

Ratio of net investment income to average net assets     .92%        1.41%       1.15% A

Portfolio turnover                                       78%         80%         140%

Average commission rate G                               $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTE TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED NOVEMBER 30,

                                  1996          1995   1994 F   1993   1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 19.95       $ 15.96     $ 14.86     $ 12.86    $ 12.37
of period

Income from Investment
Operations

 Net investment income             .30 D         .31         .28 D       .33        .13

 Net realized and unrealized       3.35          4.26        1.03        1.97       .47
 gain (loss)

 Total from investment             3.65          4.57        1.31        2.30       .60
 operations

Less Distributions

 From net investment income        (.31)         (.30)       (.21)       (.30)      (.11)

 From net realized gain            (.46)         (.28)       -           -          -

 Total distributions               (.77)         (.58)       (.21)       (.30)      (.11)

Net asset value, end of period    $ 22.83       $ 19.95     $ 15.96     $ 14.86    $ 12.86

TOTAL RETURN B, C                  18.89%        29.46%      8.84%       18.03%     4.88%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,672,994   $ 880,054   $ 179,501   $ 42,326   $ 1,462
(000 omitted)

Ratio of expenses to average       1.27%         1.48%       1.67%       1.77%      1.55%
net assets                                                                         A

Ratio of expenses to average       1.26%         1.47%       1.64%       1.77%      1.55%
net assets after expense          G             G           G                      A
reductions

Ratio of net investment income     1.45%         1.78%       1.69%       2.02%      3.39%
to average net assets                                                              A

Portfolio turnover                 78%           80%         140%        120%       51%

Average commission rate H         $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                  YEARS ENDED NOVEMBER 30,

                                  1996        1995   1994 C   1993   1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08
of period

Income from Investment
Operations

 Net investment income             .42 B       .45         .41 B       .39         .49

 Net realized and unrealized       3.37        4.28        1.05        2.02        1.79
 gain (loss)

 Total from investment             3.79        4.73        1.46        2.41        2.28
 operations

Less Distributions

 From net investment income        (.42)       (.43)       (.32)       (.36)       (.48)

 From net realized gain            (.46)       (.28)       -           -           -

 Total distributions               (.88)       (.71)       (.32)       (.36)       (.48)

Net asset value, end of period    $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88

TOTAL RETURN A                     19.54%      30.43%      9.82%       18.90%      20.91%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391
(000 omitted)

Ratio of expenses to average       .71%        .74%        .73%        .80%        .71%
net assets                                                                        F

Ratio of expenses to average       .70%        .73%        .71%        .79%        .71%
net assets after expense          D           D           D           D
reductions

Ratio of net investment income     2.02%       2.52%       2.62%       3.00%       3.77%
to average net assets

Portfolio turnover                 78%         80%         140%        120%        51%

Average commission rate E         $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,163,731,000 and $1,435,261,000, respectively, of which U.S. government and government agency obligations aggregated $30,539,000 and $79,697,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $1,000, $4,008,000, and $6,743,000 under the Class A, Class B, and Class T Plans, of which $1,000, $993,000, and $6,628,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $108,000 and $8,111,000 on sales of Class A and Class T shares of the fund, of which $97,000 and $6,538,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $651,000 on Class B share redemptions from the fund. When Class B
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .24%, .22%, .20%, and .14% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $686,000 for the period.
5. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class, for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $12,000.
FMR has also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $272,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During
5. EXPENSE REDUCTIONS -
CONTINUED
the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and Class B, Class T, and Institutional Class expenses were reduced by $6,000, $18,000, and $15,000, respectively, under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1996 A         1995           1996 A         1995



CLASS A                           150            -             $ 3,202        $ -
Shares sold

Reinvestment of distributions     -              -              3              -

Shares redeemed                   (5)            -              (105)          -

Net increase (decrease)           145            -             $ 3,100        $ -

CLASS B                           11,769         11,926        $ 243,202      $ 213,878
Shares sold

Reinvestment of distributions     478            114            9,527          1,932

Shares redeemed                   (3,806)        (684)          (79,827)       (12,443)

Net increase (decrease)           8,441          11,356        $ 172,902      $ 203,367

CLASS T                           44,565         38,362        $ 918,821      $ 688,702
Shares sold

Reinvestment of distributions     1,866          550            37,447         9,311

Shares redeemed                   (17,253)       (6,039)        (358,513)      (108,467)

Net increase (decrease)           29,178         32,873        $ 597,755      $ 589,546

INSTITUTIONAL CLASS               7,490          5,922         $ 155,473      $ 104,505
Shares sold

Reinvestment of distributions     432            331            8,672          5,439

Shares redeemed                   (7,780)        (3,735)        (161,494)      (66,617)

Net increase (decrease)           142            2,518         $ 2,651        $ 43,327


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P
Boston, Massachusetts
January 8, 1997
DISTRIBUTIONS


The Board of Trustees of Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/23/96 12/20/96 $.11 $.59
Class B 12/23/96 12/20/96 $.05 $.59
Class T 12/23/96 12/20/96 $.08 $.59
A total of 6.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 38% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional
Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the past five and 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                     PAST 1   PAST 5    PAST 10
                                                    YEAR     YEARS     YEARS

Advisor Equity Income Fund - Institutional          19.54%   146.15%   256.62%
Class

S&P 500(registered trademark)                       27.86%   130.90%   310.22%

Equity Income Funds Average                         22.28%   105.93%   207.73%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 156 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Equity Income Fund - Institutional Class   19.54%   19.74%   13.56%

S&P 500                                            27.86%   18.21%   15.16%

Equity Income Funds Average                        22.28%   15.43%   11.62%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER TEN YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 165339 S00000000000001
             FA Equity Income -CL I      SP Standard & Poor 500
             00080                       SP001
  1986/11/30      10000.00                    10000.00
  1986/12/31       9844.91                     9745.00
  1987/01/31      10812.10                    11057.65
  1987/02/28      11137.03                    11494.43
  1987/03/31      11341.01                    11826.62
  1987/04/30      11193.40                    11721.36
  1987/05/31      11135.79                    11823.34
  1987/06/30      11457.73                    12420.42
  1987/07/31      11789.60                    13050.13
  1987/08/31      12114.54                    13536.90
  1987/09/30      11830.08                    13240.44
  1987/10/31       9686.04                    10388.45
  1987/11/30       9272.25                     9532.44
  1987/12/31       9624.65                    10257.86
  1988/01/31      10282.91                    10689.72
  1988/02/29      10784.52                    11187.86
  1988/03/31      10643.41                    10842.15
  1988/04/30      10795.46                    10962.50
  1988/05/31      10927.98                    11057.87
  1988/06/30      11553.32                    11565.43
  1988/07/31      11532.69                    11521.48
  1988/08/31      11304.52                    11129.75
  1988/09/30      11638.54                    11603.88
  1988/10/31      11848.44                    11926.47
  1988/11/30      11774.65                    11755.92
  1988/12/31      11860.09                    11961.65
  1989/01/31      12620.08                    12837.24
  1989/02/28      12512.49                    12517.59
  1989/03/31      12761.22                    12809.25
  1989/04/30      13228.63                    13474.05
  1989/05/31      13545.15                    14019.75
  1989/06/30      13599.95                    13939.84
  1989/07/31      14458.89                    15198.61
  1989/08/31      14646.96                    15496.50
  1989/09/30      14458.04                    15432.96
  1989/10/31      13665.36                    15074.92
  1989/11/30      13844.87                    15382.45
  1989/12/31      14046.47                    15751.63
  1990/01/31      13158.25                    14694.69
  1990/02/28      13181.75                    14884.25
  1990/03/31      13181.75                    15278.69
  1990/04/30      12671.57                    14896.72
  1990/05/31      13506.01                    16349.15
  1990/06/30      13446.14                    16237.98
  1990/07/31      13229.46                    16186.01
  1990/08/31      12224.84                    14722.80
  1990/09/30      11300.38                    14005.80
  1990/10/31      11043.55                    13945.57
  1990/11/30      11781.43                    14846.46
  1990/12/31      12040.80                    15260.67
  1991/01/31      12653.47                    15926.04
  1991/02/28      13558.19                    17064.75
  1991/03/31      13774.56                    17477.72
  1991/04/30      13774.24                    17519.66
  1991/05/31      14528.58                    18276.51
  1991/06/30      13861.75                    17439.45
  1991/07/31      14620.36                    18252.13
  1991/08/31      14930.01                    18684.70
  1991/09/30      14852.65                    18372.67
  1991/10/31      15100.12                    18618.86
  1991/11/30      14487.78                    17868.52
  1991/12/31      15630.13                    19912.68
  1992/01/31      15787.49                    19542.31
  1992/02/29      16275.25                    19796.35
  1992/03/31      16010.83                    19410.33
  1992/04/30      16581.48                    19980.99
  1992/05/31      16727.86                    20078.90
  1992/06/30      16541.61                    19779.72
  1992/07/31      16971.26                    20588.71
  1992/08/31      16568.35                    20166.64
  1992/09/30      16703.63                    20404.61
  1992/10/31      16906.80                    20476.03
  1992/11/30      17516.74                    21174.26
  1992/12/31      17966.04                    21434.70
  1993/01/31      18511.84                    21614.75
  1993/02/28      18991.01                    21908.71
  1993/03/31      19621.48                    22370.99
  1993/04/30      19552.86                    21829.61
  1993/05/31      19870.03                    22414.64
  1993/06/30      20077.93                    22479.65
  1993/07/31      20355.55                    22389.73
  1993/08/31      21092.88                    23238.30
  1993/09/30      20967.33                    23059.36
  1993/10/31      21218.43                    23536.69
  1993/11/30      20827.83                    23313.09
  1993/12/31      21343.99                    23595.18
  1994/01/31      22348.41                    24397.42
  1994/02/28      21790.40                    23736.25
  1994/03/31      20861.74                    22701.35
  1994/04/30      21592.25                    22991.92
  1994/05/31      21760.83                    23368.99
  1994/06/30      21631.33                    22796.45
  1994/07/31      22381.14                    23544.18
  1994/08/31      23569.51                    24509.49
  1994/09/30      23185.74                    23909.00
  1994/10/31      23641.19                    24446.96
  1994/11/30      22872.61                    23556.60
  1994/12/31      22944.13                    23905.94
  1995/01/31      23308.78                    24525.82
  1995/02/28      24140.20                    25481.60
  1995/03/31      24944.93                    26233.56
  1995/04/30      25621.10                    27006.14
  1995/05/31      26356.07                    28085.57
  1995/06/30      26724.46                    28738.00
  1995/07/31      27714.80                    29690.95
  1995/08/31      28054.77                    29765.47
  1995/09/30      28941.17                    31021.58
  1995/10/31      28629.33                    30910.83
  1995/11/30      29832.12                    32267.82
  1995/12/31      30629.05                    32889.29
  1996/01/31      31546.78                    34008.85
  1996/02/29      31684.40                    34324.11
  1996/03/31      31929.81                    34654.65
  1996/04/30      32160.30                    35165.46
  1996/05/31      32421.51                    36072.38
  1996/06/30      32252.89                    36209.81
  1996/07/31      31049.19                    34610.06
  1996/08/31      31666.47                    35339.99
  1996/09/30      32808.80                    37328.92
  1996/10/31      33491.03                    38358.45
  1996/11/29      35661.74                    41257.97
IMATRL PRASUN   SHR__CHT 19961130 19961209 165341 R00000000000123

$10,000 OVER TEN YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $35,662 - a 256.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Robert Chow, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S PERFORMANCE, BOB?
A. On a risk-adjusted basis, I think it did pretty well. On an absolute basis, however, it underperformed the market. For the year that ended November 30, 1996, the fund's Institutional Class shares returned 19.54%. Additionally, for the same period, the Standard & Poor's 500 Index returned 27.86% and the return of the equity income funds average, according to Lipper Analytical Services, was 22.28%. The fund's underperformance in the past year is reflective of the underperformance of many interest-rate-sensitive stocks in the early part of 1996 when interest rates rose unexpectedly.
Q. WHAT DO YOU MEAN BY A "RISK-ADJUSTED BASIS"?
A. That means looking at the fund's return relative to the amount of volatility it had. During the period, I was able to bring the fund's volatility to relatively lower levels.
Q. HOW DOES THE CONCEPT OF RISK VERSUS REWARD PLAY INTO HOW YOU EVALUATE
STOCKS?
A. When I look at a stock, I develop a valuation range that I think the stock should trade in. If the stock trades at the high end of that valuation range, as many of the stocks in the S&P 500 currently do, I don't believe there is enough incremental return in the stock to justify the risk that its price may fall from its lofty peaks - and, therefore, I will sell it or I won't buy it. So the ideal situation would be to find stocks with low volatility and a good valuation risk/reward.
Q. WHAT WERE SOME MAJOR CHANGES YOU MADE SINCE YOU BEGAN MANAGING THE FUND IN MARCH?
A. I made the fund's finance position less interest rate sensitive. Contrary to popular belief, not all financial stocks move in lockstep with the market's interest rate outlook. I also increased the fund's holdings in American Express because the company has shown it can gain market share on Visa and Mastercard. I also bought some insurance company stocks because many of these companies appeared undervalued.
Q. YOUR FAITH IN IBM SEEMS TO HAVE PAID OFF . . .
A. It certainly has. Early in the year, the stock traded at beaten-down levels of below $100. Since then, Big Blue has been one of the top performing stocks in the market on the momentum of improving fundamentals and the market's belief in IBM's "one-stop shopping" approach to corporate technology.
Q. WHAT'S BEEN THE STORY BEHIND THE FUND'S ENERGY POSITION?
A. Energy stocks have performed very well as their businesses have improved with the rising price of oil. I've gradually begun cutting back on some of these stocks as many of them have reached the upper end of their historical valuation ranges. Additionally, one must consider some of the variables that determine energy demand. If we have a warm winter, demand for oil and natural gas may slump.
Q. WAS THERE A PARTICULAR STOCK THAT DIDN'T LIVE UP TO EXPECTATIONS?
A. Sure. Silicon Graphics, a workstation producer, hasn't worked out as well as I would have liked. The company recently ran into some roadblocks in the midst of the launch of several new products. The poor execution of the roll-out of these products has been somewhat frustrating.
Q. HOW ARE YOU POSITIONING THE FUND GOING FORWARD?
A. I will continue to strive to increase the stability of the fund, as downside risk and volatility are both key considerations in all my investment decisions. As a value investor, shareholders can expect me to look for opportunities in the market where
I find the best risk/reward tradeoff. I won't just invest in a sector that might be in vogue for the time being.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield which exceeds the
composite dividend of the
S&P 500, while considering
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1996, more than $2.5 billion
MANAGER: Robert Chow,
since March 1996; joined
Fidelity in 1989
(checkmark)
BOB CHOW ON FINDING VALUE IN
A HIGH-FLYING MARKET:
"A lot of people ask me how,
as a value investor, can I find
undervalued companies in
such an overvalued market?
Good question. I think what
shareholders should keep in
mind is that not all sectors and
individual stocks move up
with the general market. For
example, take IBM. It's doing
well as of the end of the
period, but when I was
acquiring more of it earlier in
the year it was a very
controversial position. Few
analysts were excited about
it. Later on, however, as The
Wall Street Journal reported,
the market has been
"panicking in" to IBM while I
had been in it all along.
Another example is the retail
sector. The market was
worried this past summer that
Christmas was going to be
disappointing. How could
anyone know? In my book,
this was a definite valuation
opportunity."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                               % OF FUND'S    % OF FUND'S
                               INVESTMENTS    INVESTMENTS
                                              IN THESE STOCKS
                                              6 MONTHS AGO

British Petroleum PLC ADR               2.6            2.3

International Business Machines Corp.   2.5            2.1

Wal-Mart Stores, Inc.                   2.4            2.2

American Express Co.                    2.3            2.1

Philip Morris Companies, Inc.           2.2            3.2

General Re Corp.                        1.9            1.9

Allstate Corp. exchangeable $2.30       1.7            1.3

General Motors Corp.                    1.4            1.3

du pont (E.I.) de Nemours & Co.         1.3            1.5

Federal National Mortgage Association   1.3            1.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Finance            18.5           16.9

Durables           8.1            9.9

Energy             7.9            7.9

Technology         7.0            7.7

Basic Industries   6.7            7.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 9.4
Row: 1, Col: 2, Value: 2.1
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 36.5
Row: 1, Col: 5, Value: 50.0
Stocks 89.8%
Bonds 2.4%
Convertible
securities 1.7%
Short-term
investments 6.1%
FOREIGN
INVESTMENTS 3.3%
Stocks  86.5%
Bonds 2.0%
Convertible
securities 2.1%
Short-term
investments 9.4%
FOREIGN
INVESTMENTS 3.6%
Row: 1, Col: 1, Value: 6.1
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 45.0
Row: 1, Col: 5, Value: 44.8
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.5%
 SHARES VALUE (NOTE 1)
   (000S)
AEROSPACE & DEFENSE - 2.6%
AEROSPACE & DEFENSE - 1.7%
Alliant Techsystems, Inc. (a)  100,000 $ 5,363
Boeing Co.   80,000  7,950
Lockheed Martin Corp.   170,000  15,405
McDonnell Douglas Corp.   100,000  5,288
Rockwell International Corp.   130,000  8,353
  42,359
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  120,000  5,610
Raytheon Co.   160,000  8,180
  13,790
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   140,000  10,325
TOTAL AEROSPACE & DEFENSE   66,474
BASIC INDUSTRIES - 6.7%
CHEMICALS & PLASTICS - 3.6%
Dow Chemical Co.   50,000  4,188
du Pont (E.I.) de Nemours & Co.   350,000  32,987
Great Lakes Chemical Corp.   80,000  4,290
Monsanto Co.   200,000  7,950
Raychem Corp.   100,000  8,525
Union Carbide Corp.   420,000  19,371
Valspar Corp.   170,000  9,754
Witco Corp.   130,000  3,949
  91,014
IRON & STEEL - 0.4%
Armco, Inc. (a)  325,000  1,463
Nucor Corp.   150,000  8,156
  9,619
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   100,000  3,527
Aluminum Co. of America  220,000  13,998
  17,525
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.6%
Crown Cork & Seal Co., Inc.   140,000 $ 7,420
Tupperware Corp.   150,000  7,950
  15,370
PAPER & FOREST PRODUCTS - 1.4%
Champion International Corp.   200,000  8,600
Chesapeake Corp.   330,000  10,065
Consolidated Papers, Inc.   80,000  3,970
MacMillan Bloedel Ltd.   337,600  4,816
Mead Corp.   100,000  5,925
Pentair, Inc.   120,000  3,480
  36,856
TOTAL BASIC INDUSTRIES   170,384
CONGLOMERATES - 1.6%
AlliedSignal, Inc.   140,000  10,255
Tyco International Ltd.   330,000  18,068
United Technologies Corp.   60,000  8,415
Whitman Corp.   150,000  3,450
  40,188
CONSTRUCTION & REAL ESTATE - 3.7%
BUILDING MATERIALS - 2.0%
CalMat Co.   400,000  7,300
Masco Corp.   720,000  26,280
Sherwin-Williams Co.   250,000  14,188
York International Corp.   80,000  4,200
  51,968
CONSTRUCTION - 0.7%
Centex Corp.   230,000  8,280
Lennar Corp.   350,000  9,100
  17,380
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Beacon Properties Corp.   180,000  5,692
Duke Realty Investors, Inc.   111,836  4,012
Felcor Suite Hotels, Inc.   100,000  3,563
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Highwoods Properties, Inc.   180,000 $ 5,535
Public Storage, Inc.   250,000  6,343
  25,145
TOTAL CONSTRUCTION & REAL ESTATE   94,493
DURABLES - 7.9%
AUTOS, TIRES, & ACCESSORIES - 5.0%
Chrysler Corp.   410,000  14,555
Cummins Engine Co., Inc.   180,000  8,145
Eaton Corp.   140,000  9,695
Echlin, Inc.   750,000  25,219
General Motors Corp.   620,000  35,727
Modine Manufacturing Co.   310,000  7,711
PACCAR, Inc.   200,000  13,300
Snap-on Tools Corp.   320,000  11,600
  125,952
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   180,000  15,075
CONSUMER ELECTRONICS - 0.9%
Black & Decker Corp.   70,000  2,651
Maytag Co.   950,000  18,169
Whirlpool Corp.   30,000  1,500
  22,320
HOME FURNISHINGS - 0.6%
Heilig-Meyers Co.   200,000  2,775
Leggett & Platt, Inc.   420,000  12,863
  15,638
TEXTILES & APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  250,000  8,906
Russell Corp.   262,000  7,533
Westpoint Stevens, Inc. Class A (a)  130,000  3,900
  20,339
TOTAL DURABLES   199,324
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
ENERGY - 7.6%
ENERGY SERVICES - 1.7%
Baker Hughes, Inc.   302,200 $ 11,068
Schlumberger Ltd.   130,000  13,520
Western Atlas, Inc. (a)  270,000  19,035
  43,623
OIL & GAS - 5.9%
Amerada Hess Corp.   320,000  18,840
Atlantic Richfield Co.   30,000  4,174
British Petroleum PLC ADR  470,000  65,212
Burlington Resources, Inc.   500,000  26,500
Enron Oil & Gas Co.   150,000  3,994
Occidental Petroleum Corp.   500,000  12,000
Royal Dutch Petroleum Co. ADR  100,000  16,988
  147,708
TOTAL ENERGY   191,331
FINANCE - 16.8%
BANKS - 3.6%
Banc One Corp.   40,000  1,905
Bank of New York Co., Inc.   580,000  20,807
BankAmerica Corp.   160,000  16,480
Chase Manhattan Corp.   90,000  8,505
Citicorp  200,000  21,850
Fleet Financial Group, Inc.   218,600  12,105
NationsBank Corp.   80,000  8,290
  89,942
CREDIT & OTHER FINANCE - 3.9%
American Express Co.   1,109,300  57,960
Associates First Capital Corp.   140,000  6,773
Beneficial Corp.   40,000  2,485
Household International, Inc.   220,000  20,845
Mercury Finance Co.   750,000  8,719
Transamerica Corp.   30,000  2,381
  99,163
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 2.8%
Federal Home Loan Mortgage Corporation  260,000 $ 29,705
Federal National Mortgage Association  780,000  32,175
Student Loan Marketing Association  90,000  8,651
  70,531
INSURANCE - 5.8%
Aetna, Inc.   60,000  4,328
Allstate Corp.   420,000  25,304
Berkley (W.R.) Corp.   100,000  5,250
CIGNA Corp.   30,000  4,241
Chubb Corp. (The)  90,000  4,883
Cincinnati Financial Corp.   40,000  2,410
General Re Corp.   280,000  47,250
ITT Hartford Group, Inc.   140,000  9,573
Loews Corp.   170,000  15,768
NY Magic, Inc.   43,800  788
PXRE Corp.   242,400  5,848
Provident Companies, Inc.   320,000  13,400
Transnational Re Corp. Class A  262,506  6,595
  145,638
SECURITIES INDUSTRY - 0.7%
Lehman Brothers Holdings, Inc.   620,000  18,058
TOTAL FINANCE   423,332
HEALTH - 3.7%
DRUGS & PHARMACEUTICALS - 2.2%
Bristol-Myers Squibb Co.   200,000  22,749
Merck & Co., Inc.   80,000  6,640
Pharmacia & Upjohn, Inc.   210,000  8,111
Schering-Plough Corp.   230,000  16,388
Sigma Aldrich Corp.   10,000  625
  54,513
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp. (a)  167,800  3,796
Biomet, Inc.   400,000  6,600
Pall Corp.   220,000  5,748
  16,144
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   230,000 $ 9,200
Tenet Healthcare Corp. (a)  570,000  12,754
  21,954
TOTAL HEALTH   92,611
INDUSTRIAL MACHINERY & EQUIPMENT - 5.0%
ELECTRICAL EQUIPMENT - 2.0%
Amphenol Corp. Class A (a)  230,000  4,916
Duracell International, Inc.   170,000  11,326
Emerson Electric Co.   90,000  8,831
General Electric Co.   190,000  19,760
Scientific-Atlanta, Inc.   300,000  4,650
  49,483
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Caterpillar, Inc.   110,000  8,704
Cooper Industries, Inc.   70,000  2,905
Deere & Co.   90,000  4,016
Detroit Diesel Corp. (a)  100,000  1,975
IDEX Corp.   100,000  3,938
Ingersoll-Rand Co.   220,000  10,230
  31,768
POLLUTION CONTROL - 1.8%
Browning-Ferris Industries, Inc.   580,000  15,588
WMX Technologies, Inc.   830,000  29,880
  45,468
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   126,719
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.1%
Viacom, Inc. Class B (non-vtg.) (a)  90,000  3,398
ENTERTAINMENT - 0.2%
Carmike Cinemas, Inc. Class A (a)  50,000  1,363
Disney (Walt) Co.   40,000  2,950
  4,313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Fleetwood Enterprises, Inc.   50,000 $ 1,525
LODGING & GAMING - 0.6%
Circus Circus Enterprises, Inc. (a)  90,000  3,285
ITT Corp. (a)  260,000  11,992
  15,277
PUBLISHING - 1.4%
ACNielsen Corp.   161,000  2,797
Cognizant Corp. (a)  350,000  12,075
Dun & Bradstreet Corp.   360,000  8,145
Knight-Ridder, Inc.   120,000  5,040
Times Mirror Co. Class A  150,000  7,856
  35,913
RESTAURANTS - 0.0%
Uno Restaurant Corp. (a)  100,000  688
TOTAL MEDIA & LEISURE   61,114
NONDURABLES - 6.0%
BEVERAGES - 0.7%
Anheuser-Busch Companies, Inc.   220,000  9,323
Coors (Adolph) Co. Class B  150,000  2,981
PepsiCo, Inc.   200,000  5,975
  18,279
FOODS - 1.4%
Chock Full-O-Nuts Corp. (a)  221,400  1,024
General Mills, Inc.   150,000  9,525
Quaker Oats Co.   160,000  6,300
Sysco Corp.   550,000  18,769
  35,618
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.   220,000  4,950
Clorox Co.   40,000  4,170
First Brands Corp.   360,000  10,305
Procter & Gamble Co.   60,000  6,525
Tambrands, Inc.   30,000  1,283
  27,233
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
NONDURABLES - CONTINUED
TOBACCO - 2.8%
Philip Morris Companies, Inc.   550,000 $ 56,718
RJR Nabisco Holdings Corp.   270,000  8,640
Schweitzer-Mauduit International, Inc.   170,000  5,610
  70,968
TOTAL NONDURABLES   152,098
PRECIOUS METALS - 0.7%
Newmont Mining Corp.   320,000  15,319
Santa Fe Pacific Gold Corp.   200,000  2,300
  17,619
RETAIL & WHOLESALE - 5.6%
DRUG STORES - 0.2%
Revco (D.S.), Inc. (a)  150,000  5,175
GENERAL MERCHANDISE STORES - 3.4%
Dillard Department Stores, Inc. Class A  260,000  7,963
May Department Stores Co. (The)  100,000  4,875
Nordstrom, Inc.   100,000  4,350
Sears, Roebuck & Co.   180,000  8,955
Wal-Mart Stores, Inc.   2,370,000  60,435
  86,578
GROCERY STORES - 0.7%
Albertson's, Inc.   160,000  5,580
Food Lion, Inc. Class B  400,000  3,575
Great Atlantic & Pacific Tea Co., Inc.   80,000  2,620
Vons Companies, Inc. (a)  100,000  5,263
  17,038
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
Best Buy Co., Inc. (a)  300,000  3,788
Fabri-Centers of America, Inc. Class B (non-vtg.) (a) 300,000 4,388 Home Depot, Inc. (The) 200,000 10,424
Office Depot, Inc. (a)  80,000  1,560
Tandy Corp.   50,000  2,106
Toys "R" Us, Inc. (a)  300,000  10,349
  32,615
TOTAL RETAIL & WHOLESALE   141,406
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
SERVICES - 0.7%
LEASING & RENTAL - 0.2%
GATX Corp.   100,000 $ 4,988
SERVICES - 0.5%
Block (H&R), Inc.   410,800  12,015
TOTAL SERVICES   17,003
TECHNOLOGY - 6.9%
COMMUNICATIONS EQUIPMENT - 0.1%
Lucent Technologies, Inc.   70,000  3,588
COMPUTER SERVICES & SOFTWARE - 0.5%
Electronic Data Systems Corp.   80,000  3,870
Metromail Corp. (a)  240,000  5,550
Policy Management Systems Corp. (a)  100,000  4,000
  13,420
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Exabyte Corp. (a)  207,300  3,006
International Business Machines Corp.   400,000  63,749
Pitney Bowes, Inc.   390,000  23,010
Silicon Graphics, Inc. (a)   460,000  9,143
  98,908
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  100,000  3,813
KLA Instruments Corp. (a)   100,000  3,550
Teradyne, Inc. (a)  90,000  2,126
  9,489
ELECTRONICS - 1.7%
AMP, Inc.   310,000  11,858
Avnet, Inc.   140,000  8,190
Cypress Semiconductor Corp. (a)  120,000  1,470
Storage Technology Corp. (a)  30,000  1,496
Thomas & Betts Corp.   350,000  15,837
VLSI Technology, Inc. (a)  200,000  4,600
  43,451
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.3%
Eastman Kodak Co.   50,000 $ 4,050
Imation Corp. (a)  77,400  2,341
  6,391
TOTAL TECHNOLOGY   175,247
TRANSPORTATION - 4.1%
AIR TRANSPORTATION - 0.8%
AMR Corp. (a)  120,000  10,950
Delta Air Lines, Inc.   100,000  7,525
Viad Corp.   100,000  1,575
  20,050
RAILROADS - 1.4%
Burlington Northern Santa Fe Corp.   200,000  17,975
CSX Corp.   380,000  17,765
  35,740
TRUCKING & FREIGHT - 1.9%
Arnold Industries, Inc.   900,000  14,287
Caliber System, Inc.   10,000  194
Consolidated Freightways, Inc.   500,000  12,063
Federal Express Corp. (a)  4,000  177
Hunt (J.B.) Transport Services, Inc.   170,000  2,380
Pittston Co. (Burlington Group)  260,000  5,103
USFreightways Corp.   320,000  8,300
Werner Enterprises, Inc.   330,000  5,321
  47,825
TOTAL TRANSPORTATION   103,615
UTILITIES - 4.5%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)   280,000  7,175
360 Degrees Communications Co. (a)  520,000  12,350
  19,525
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   190,000  7,885
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
   (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.4%
AT&T Corp.   200,000 $ 7,850
Ameritech Corp.   130,000  7,654
Bell Atlantic Corp.   250,000  15,719
MCI Communications Corp.   136,000  4,148
NYNEX Corp.   580,000  26,897
SBC Communications, Inc.   440,000  23,155
  85,423
TOTAL UTILITIES   112,833
TOTAL COMMON STOCKS
(Cost $1,761,108)   2,185,791
CONVERTIBLE PREFERRED STOCKS - 2.0%
ENERGY - 0.3%
OIL & GAS - 0.3%
Atlantic Richfield Co. exchangeable $2.23  80,000  1,800
Occidental Petroleum Corp. Indexed $3.00  70,000  4,585
  6,385
FINANCE - 1.7%
INSURANCE - 1.7%
Allstate Corp. exchangeable $2.30  860,000  42,570
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000  -
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $40,310)   48,955
CORPORATE BONDS - 0.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp.
6 1/2%, 10/1/02 (c)  Ba2 $ 2,000 $ 1,945
NONCONVERTIBLE BONDS - 0.3%
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  5,200  5,330
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Viacom, Inc. 8%, 7/7/06  B1  2,230  2,155
TOTAL NONCONVERTIBLE BONDS   7,485
TOTAL CORPORATE BONDS
(Cost $8,880)   9,430
U.S. TREASURY OBLIGATIONS - 1.7%
 7 7/8%, 11/15/04  Aaa  9,300  10,381
 7 1/4%, 2/15/23  Aaa  5,020  5,417
 6 1/4%, 8/15/23  Aaa  2,610  2,531
 7 1/2%, 11/15/24  Aaa  13,590  15,378
 7 5/8%, 2/15/25  Aaa  8,830  10,150
TOTAL TREASURY OBLIGATIONS
(Cost $43,613)   43,857
CASH EQUIVALENTS - 9.4%
 SHARES

Taxable Central Cash Fund (b)
(Cost $238,340)   238,340,000  238,340
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,092,251)  $ 2,526,373
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,945,000 or 0.1% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 1.7% AAA, AA, A 1.7%
Baa 0.0% BBB  0.0%
Ba 0.3% BB  0.4%
B 0.1% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $2,094,917,000. Net unrealized appreciation aggregated $431,456,000, of which $458,882,000 related to appreciated investment securities and $27,426,000 related to depreciated investment securities.
The fund hereby designates approximately $15,681,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $6,650,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1996

ASSETS                                                                         $ 2,526,373
Investment in securities, at value (cost $2,092,251) -
 See accompanying schedule

Receivable for investments sold                                                 8,565

Receivable for fund shares sold                                                 3,651

Dividends receivable                                                            3,662

Interest receivable                                                             1,287

Other receivables                                                               198

Receivable from investment adviser for expense reductions                       5

 TOTAL ASSETS                                                                   2,543,741

LIABILITIES                                                          $ 3
Payable to custodian bank

Payable for investments purchased                                     18,683

Payable for fund shares redeemed                                      1,629

Accrued management fee                                                1,017

Distribution fees payable                                             1,078

Other payables and accrued expenses                                   717

 TOTAL LIABILITIES                                                              23,127

NET ASSETS                                                                     $ 2,520,614

Net Assets consist of:                                                         $ 2,010,429
Paid in capital

Undistributed net investment income                                             4,640

Accumulated undistributed net realized gain (loss) on                           71,425
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   434,120
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                     $ 2,520,614

CALCULATION OF MAXIMUM OFFERING PRICE                                           $22.78
CLASS A:
NET ASSET VALUE and redemption price per share
 ($3,306 (divided by) 145.1 shares)

Maximum offering price per share (100/94.75 of $22.78)                          $24.04

CLASS B:                                                                        $22.73
NET ASSET VALUE and offering price per share ($500,447
(divided by)
 22,016 shares) A

CLASS T:                                                                        $22.83
NET ASSET VALUE and redemption price per share
 ($1,672,994 (divided by) 73,296 shares)

Maximum offering price per share (100/96.50 of $22.83)                          $23.66

INSTITUTIONAL CLASS:                                                            $23.00
NET ASSET VALUE, offering price and redemption price per
 share ($343,867 (divided by) 14,951 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 40,074
Dividends

Interest                                                               15,251

 TOTAL INCOME                                                          55,325

EXPENSES

Management fee                                             $ 10,188

Transfer agent fees                                         1
Class A

 Class B                                                    887

 Class T                                                    2,670

 Institutional Class                                        437

Distribution fees                                           1
Class A

 Class B                                                    4,008

 Class T                                                    6,743

Accounting fees and expenses                                752

Non-interested trustees' compensation                       7

Custodian fees and expenses                                 57

Registration fees                                           14
Class A

 Class B                                                    108

 Class T                                                    252

 Institutional Class                                        57

Audit                                                       70

Legal                                                       19

Miscellaneous                                               80

 Total expenses before reductions                           26,351

 Expense reductions                                         (325)      26,026

NET INVESTMENT INCOME                                                  29,299

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      69,744

 Foreign currency transactions                              (2)        69,742

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      261,602

 Assets and liabilities in foreign currencies               (1)        261,601

NET GAIN (LOSS)                                                        331,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 360,642
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 29,299       $ 16,529
Net investment income

 Net realized gain (loss)                                  69,742         41,100

 Change in net unrealized appreciation (depreciation)      261,601        162,836

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           360,642        220,465
FROM OPERATIONS

Distributions to shareholders                              (4)            -
From net investment income
 Class A

  Class B                                                  (4,108)        (1,442)

  Class T                                                  (18,521)       (6,671)

  Institutional Class                                      (6,335)        (5,881)

 From net realized gain

  Class B                                                  (6,588)        (681)

  Class T                                                  (21,465)       (3,300)

  Institutional Class                                      (7,023)        (3,529)

 TOTAL DISTRIBUTIONS                                       (64,044)       (21,504)

Share transactions - net increase (decrease)               776,408        836,240

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,073,006      1,035,201

NET ASSETS

 Beginning of period                                       1,447,608      412,407

 End of period (including undistributed net investment    $ 2,520,614    $ 1,447,608
income of $4,640 and $4,024, respectively)

FINANCIAL HIGHLIGHTS - CLASS A
      YEAR ENDED
      NOVEMBER 30,

      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 20.38

Income from Investment Operations

 Net investment income                                               .06 F

 Net realized and unrealized gain (loss)                             2.44

 Total from investment operations                                    2.50

Less Distributions

 From net investment income                                          (.10)

Net asset value, end of period                                      $ 22.78

TOTAL RETURN B, C                                                    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 3,306

Ratio of expenses to average net assets                              1.46% A, D
                                                                    , E

Ratio of expenses to average net assets after expense reductions     1.44% A, H

Ratio of net investment income to average net assets                 1.27% A

Portfolio turnover                                                   78%

Average commission rate I                                           $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED NOVEMBER 30,

                                                        1996        1995   1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 19.90     $ 15.94     $ 15.21

Income from Investment Operations

 Net investment income                                   .19 D       .26         .08 D

 Net realized and unrealized gain (loss)                 3.33        4.23        .72

 Total from investment operations                        3.52        4.49        .80

Less Distributions

 From net investment income                              (.23)       (.25)       (.07)

 From net realized gain                                  (.46)       (.28)       -

 Total distributions                                     (.69)       (.53)       (.07)

Net asset value, end of period                          $ 22.73     $ 19.90     $ 15.94

TOTAL RETURN B, C                                        18.22%      28.95%      5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 500,447   $ 270,101   $ 35,373

Ratio of expenses to average net assets                  1.81%       1.85%       2.24% A

Ratio of expenses to average net assets after            1.79% F     1.84%       2.18% A
expense reductions                                                  F           , F

Ratio of net investment income to average net assets     .92%        1.41%       1.15% A

Portfolio turnover                                       78%         80%         140%

Average commission rate G                               $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTE TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED NOVEMBER 30,

                                   1996         1995        1994 F       1993      1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 19.95       $ 15.96     $ 14.86     $ 12.86    $ 12.37
of period

Income from Investment
Operations

 Net investment income             .30 D         .31         .28 D       .33        .13

 Net realized and unrealized       3.35          4.26        1.03        1.97       .47
 gain (loss)

 Total from investment             3.65          4.57        1.31        2.30       .60
 operations

Less Distributions

 From net investment income        (.31)         (.30)       (.21)       (.30)      (.11)

 From net realized gain            (.46)         (.28)       -           -          -

 Total distributions               (.77)         (.58)       (.21)       (.30)      (.11)

Net asset value, end of period    $ 22.83       $ 19.95     $ 15.96     $ 14.86    $ 12.86

TOTAL RETURN B, C                  18.89%        29.46%      8.84%       18.03%     4.88%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,672,994   $ 880,054   $ 179,501   $ 42,326   $ 1,462
(000 omitted)

Ratio of expenses to average       1.27%         1.48%       1.67%       1.77%      1.55%
net assets                                                                         A

Ratio of expenses to average       1.26%         1.47%       1.64%       1.77%      1.55%
net assets after expense          G             G           G                      A
reductions

Ratio of net investment income     1.45%         1.78%       1.69%       2.02%      3.39%
to average net assets                                                              A

Portfolio turnover                 78%           80%         140%        120%       51%

Average commission rate H         $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                  YEARS ENDED NOVEMBER 30,

                                  1996        1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08
of period

Income from Investment
Operations

 Net investment income             .42 B       .45         .41 B       .39         .49

 Net realized and unrealized       3.37        4.28        1.05        2.02        1.79
 gain (loss)

 Total from investment             3.79        4.73        1.46        2.41        2.28
 operations

Less Distributions

 From net investment income        (.42)       (.43)       (.32)       (.36)       (.48)

 From net realized gain            (.46)       (.28)       -           -           -

 Total distributions               (.88)       (.71)       (.32)       (.36)       (.48)

Net asset value, end of period    $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88

TOTAL RETURN A                     19.54%      30.43%      9.82%       18.90%      20.91%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391
(000 omitted)

Ratio of expenses to average       .71%        .74%        .73%        .80%        .71%
net assets                                                                        F

Ratio of expenses to average       .70%        .73%        .71%        .79%        .71%
net assets after expense          D           D           D           D
reductions

Ratio of net investment income     2.02%       2.52%       2.62%       3.00%       3.77%
to average net assets

Portfolio turnover                 78%         80%         140%        120%        51%

Average commission rate E         $ .0424


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




7. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date , except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
8. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
9. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,163,731,000 and $1,435,261,000, respectively, of which U.S. government and government agency obligations aggregated $30,539,000 and $79,697,000, respectively.
10. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $1,000, $4,008,000, and $6,743,000 under the Class A, Class B, and Class T Plans, of which $1,000, $993,000, and $6,628,000 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective January 2, 1997, the Board of Trustees approved a revised Class B contingent deferred sales charge for shares purchased on or after January 2, 1997. Under the revised arrangement, FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates which range from 5% to 1% of the lesser of the cost of shares at the initial date of the purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $108,000 and $8,111,000 on sales of Class A and Class T shares of the fund, of which $97,000 and $6,538,000 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $651,000 on Class B share redemptions from the fund. When Class B
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .24%, .22%, .20%, and .14% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
Effective January 1, 1997, FIIOC will replace State Street as the transfer agent for the fund's Class T shares.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $686,000 for the period.
11. EXPENSE REDUCTIONS.
FMR agreed to reimburse expenses in accordance with a state expense limitation. FMR retains the ability to be repaid by the fund, or any class, for these expense reductions in the event that expenses fall below the state limitation prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses of Class A by $12,000.
FMR has also voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $1,000.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $272,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During
5. EXPENSE REDUCTIONS -
CONTINUED
the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and Class B, Class T, and Institutional Class expenses were reduced by $6,000, $18,000, and $15,000, respectively, under the transfer agent arrangement.
12. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS             SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

                                 1996 A         1995           1996 A         1995



CLASS A                           150            -             $ 3,202        $ -
Shares sold

Reinvestment of distributions     -              -              3              -

Shares redeemed                   (5)            -              (105)          -

Net increase (decrease)           145            -             $ 3,100        $ -

CLASS B                           11,769         11,926        $ 243,202      $ 213,878
Shares sold

Reinvestment of distributions     478            114            9,527          1,932

Shares redeemed                   (3,806)        (684)          (79,827)       (12,443)

Net increase (decrease)           8,441          11,356        $ 172,902      $ 203,367

CLASS T                           44,565         38,362        $ 918,821      $ 688,702
Shares sold

Reinvestment of distributions     1,866          550            37,447         9,311

Shares redeemed                   (17,253)       (6,039)        (358,513)      (108,467)

Net increase (decrease)           29,178         32,873        $ 597,755      $ 589,546

INSTITUTIONAL CLASS               7,490          5,922         $ 155,473      $ 104,505
Shares sold

Reinvestment of distributions     432            331            8,672          5,439

Shares redeemed                   (7,780)        (3,735)        (161,494)      (66,617)

Net increase (decrease)           142            2,518         $ 2,651        $ 43,327


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 8, 1997
DISTRIBUTIONS


The Board of Trustees of Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Inst. Class 12/23/96 12/20/96 $.11 $.59
A total of 6.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 38% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)